Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Mr. Bird (1)	Compensation Actually Paid to Mr. Bird (2)	Summary Compensation Table Total for Mr. DeBerry (3)	Compensation Actually Paid to Mr. DeBerry (4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (6)	Value of Initial Fixed $100 Investment Based On:		Net Income (9)	Adjusted EBITDA (10)
							Total Shareholder Return (7)	Peer Group Total Shareholder Return (8)

2023	$3,739,195	$2,000,342	—		$1,477,500	$708,151	$49.61	$116.80	$604,000	$46,542,000

2022	$4,056,407	$3,246,493	—		$2,278,770	$1,928,341	$57.92	$114.74	$443,000	$29,973,000

2021	—	—	$6,083,948	$(165,868)	$1,734,119	$(302,041)	$41.95	$69.75	($127,996,000)	$15,229,000

2020	—	—	$3,985,828	$585,955	$2,065,660	$1,125,211	$63.14	$58.11	($30,768,000)	$31,707,000

1	The dollar amount reported in this column is the amount reported for Mr. Bird in the “Total” column of our Summary Compensation Table for 2022 and 2023, respectively.
2
The dollar amount reported in this column represents the amount of “compensation actually paid” to Mr. Bird, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received by Mr. Bird. In accordance with these rules, for 2023, this amount reflects “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Information on the calculation of such amount for 2022 is included in our 2023 Proxy Statement. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Bird	2023

2023 Summary Compensation Table Total	$3,739,195

Less, value of Stock Awards reported in 2023 Summary Compensation Table	($2,610,810)

Plus, year-end fair value of outstanding and unvested equity awards granted in 2023	$2,715,615

Plus, fair value as of vesting date of equity awards granted and vested in 2023	—

Plus (less), change in fair value from December 31, 2022 to December 31, 2023 of outstanding and unvested equity awards granted in prior years	($1,661,151)

Plus (less), change in fair value from December 31, 2022 to the vesting date of equity awards granted in prior years that vested in the year	($182,507)

Less, December 31, 2022 fair value for any equity awards forfeited in 2023	—

2023 Compensation Actually Paid to Mr. Bird	$2,000,342

3	The dollar amounts reported in this column are the amounts reported for Mr. DeBerry in the “Total” column of our Summary Compensation Table for 2021 and 2020.
4
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. DeBerry, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. DeBerry. Information on the calculation of such amounts is included in our 2023 Proxy Statement.

5
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Bird in 2023 and 2022 and excluding Mr. DeBerry in 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023 and 2022, Messrs. McClure, Webster and Underwood; and (ii) for 2021 and 2020, Messrs. Bird, Kumar and Webster.

6
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs set forth in footnote 5 for each year, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, for 2023 these amounts reflect “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. Information on the calculation of such amounts for 2020-2022 is included in our 2023 Proxy Statement.

Average Compensation Actually Paid to Non-PEO NEOs	2023

Average 2023 Summary Compensation Table Total	$1,477,500

Less, average value of Stock Awards reported in Summary Compensation Table	($870,254)

Plus, average year-end fair value of outstanding and unvested equity awards granted in 2023	$905,189

Plus, average fair value as of vesting date of equity awards granted and vested in 2023	—

Plus (less), average change in fair value from December 31, 2022 to December 31, 2023 of outstanding and unvested equity awards granted in prior years	($728,516)

Plus (less), average change in fair value from December 31, 2022 to the vesting date of equity awards granted in prior years that vested in the year	($75,768)

Less, prior year-end fair value for any equity awards forfeited in the year	—

Average Compensation Actually Paid to Non-PEO NEOs	$708,151
7
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

8	The peer group used for this purpose is the VanEck OIH Index.
9	The dollar amounts reported represent the amount of net income (or loss) reflected in the Company’s audited financial statements for the applicable year.
10
Adjusted EBITDA is net income excluding income taxes, interest income and expense, depreciation and amortization expense, and adjusted to remove any one-time
irregular items, whether gains or losses, including but not limited to stock-based compensation, significant litigation expense, goodwill impairments, asset write-downs, gain on any sale or divestiture of assets or businesses, restructuring costs and foreign exchange gains or losses.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023 and 2022, Messrs. McClure, Webster and Underwood; and (ii) for 2021 and 2020, Messrs. Bird, Kumar and Webster.
Peer Group Issuers, Footnote	The peer group used for this purpose is the VanEck OIH Index.
Adjustment To PEO Compensation, Footnote
2
The dollar amount reported in this column represents the amount of “compensation actually paid” to Mr. Bird, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received by Mr. Bird. In accordance with these rules, for 2023, this amount reflects “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Information on the calculation of such amount for 2022 is included in our 2023 Proxy Statement. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Bird	2023

2023 Summary Compensation Table Total	$3,739,195

Less, value of Stock Awards reported in 2023 Summary Compensation Table	($2,610,810)

Plus, year-end fair value of outstanding and unvested equity awards granted in 2023	$2,715,615

Plus, fair value as of vesting date of equity awards granted and vested in 2023	—

Plus (less), change in fair value from December 31, 2022 to December 31, 2023 of outstanding and unvested equity awards granted in prior years	($1,661,151)

Plus (less), change in fair value from December 31, 2022 to the vesting date of equity awards granted in prior years that vested in the year	($182,507)

Less, December 31, 2022 fair value for any equity awards forfeited in 2023	—

2023 Compensation Actually Paid to Mr. Bird	$2,000,342

Non-PEO NEO Average Total Compensation Amount	$ 1,477,500	$ 2,278,770	$ 1,734,119	$ 2,065,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 708,151	1,928,341	(302,041)	1,125,211
Adjustment to Non-PEO NEO Compensation Footnote
6
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs set forth in footnote 5 for each year, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, for 2023 these amounts reflect “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. Information on the calculation of such amounts for 2020-2022 is included in our 2023 Proxy Statement.

Average Compensation Actually Paid to Non-PEO NEOs	2023

Average 2023 Summary Compensation Table Total	$1,477,500

Less, average value of Stock Awards reported in Summary Compensation Table	($870,254)

Plus, average year-end fair value of outstanding and unvested equity awards granted in 2023	$905,189

Plus, average fair value as of vesting date of equity awards granted and vested in 2023	—

Plus (less), average change in fair value from December 31, 2022 to December 31, 2023 of outstanding and unvested equity awards granted in prior years	($728,516)

Plus (less), average change in fair value from December 31, 2022 to the vesting date of equity awards granted in prior years that vested in the year	($75,768)

Less, prior year-end fair value for any equity awards forfeited in the year	—

Average Compensation Actually Paid to Non-PEO NEOs	$708,151

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Relative TSR
Bookings
Adjusted EBITDA

Total Shareholder Return Amount	$ 49.61	57.92	41.95	63.14
Peer Group Total Shareholder Return Amount	116.8	114.74	69.75	58.11
Net Income (Loss)	$ 604,000	$ 443,000	$ (127,996,000)	$ (30,768,000)
Company Selected Measure Amount	46,542,000	29,973,000	15,229,000	31,707,000
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Bookings
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is net income excluding income taxes, interest income and expense, depreciation and amortization expense, and adjusted to remove any one-time
	irregular items, whether gains or losses, including but not limited to stock-based compensation, significant litigation expense, goodwill impairments, asset write-downs, gain on any sale or divestiture of assets or businesses, restructuring costs and foreign exchange gains or losses.
Mr Bird [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,739,195	$ 4,056,407
PEO Actually Paid Compensation Amount	$ 2,000,342	$ 3,246,493
PEO Name	Mr. Bird	Mr. Bird
Mr Deberry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,083,948	$ 3,985,828
PEO Actually Paid Compensation Amount			$ (165,868)	$ 585,955
PEO Name			Mr. DeBerry	Mr. DeBerry
PEO | Mr Bird [Member] | Average value of Stock Awards reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,610,810)
PEO | Mr Bird [Member] | Year end fair Value of Outstanding and Unvested Equity Awards Granted in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,715,615
PEO | Mr Bird [Member] | Change in Fair Value From December 31, 2022 to December 31, 2023 of Outstanding and Unvested Equity Awards Granted in Prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,661,151)
PEO | Mr Bird [Member] | Change in Fair Value From December 31, 2022 to the Vesting Date of Equity Awards Granted in Prior years that Vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,507)
Non-PEO NEO | Average value of Stock Awards reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(870,254)
Non-PEO NEO | Year end fair Value of Outstanding and Unvested Equity Awards Granted in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	905,189
Non-PEO NEO | Change in Fair Value From December 31, 2022 to December 31, 2023 of Outstanding and Unvested Equity Awards Granted in Prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(728,516)
Non-PEO NEO | Change in Fair Value From December 31, 2022 to the Vesting Date of Equity Awards Granted in Prior years that Vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (75,768)